SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

12-03    GF     2000     5.9800       7.53	       Weeden & Co.
12-04   " "     1800     6.0300       7.63              " "
12-05   " "     1900     6.1474       7.78              " "
12-06   " "     2000     6.2000       7.73		  " "
12-07   " "     1700     6.1671       7.65              " "
12-10   " "     2000     6.1150       7.45              " "
12-11   " "     1700     6.0671       7.51              " "
12-12   " "     2000     6.0900       7.49              " "
12-13   " "     1800     6.0889       7.40              " "
12-14   " "     2000     6.0200       7.30              " "
12-17   " "     3000     6.1173       7.43              " "
12-18   " "     2800     6.0643       7.50              " "
12-19   " "     2900     6.0193       7.43              " "
12-20   " "     3000     6.0633       7.40              " "
12-21   " "     2800     6.0300       7.38              " "
12-24   " "     3000     5.9650       7.29              " "
12-26   " "     3000     5.9067       7.29              " "
12-27   " "     2800     5.9357       7.38              " "
12-28   " "     3000     5.9720       7.40              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          01/02/02